UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q/A
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21186
Williams Capital Management Trust
(Exact name of registrant as specified in charter)
570 Seventh Avenue, Suite 504
New York, NY 10018
(Address of principal executive offices) (Zip code)
Dail St. Claire
Williams Capital Management, LLC
570 Seventh Avenue, Suite 504
New York, NY 10018
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-212-461-6500
Date of fiscal year end: October 31, 2009
Date of reporting period: January 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.
WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

		Rating
Principal		(Unaudited)
Amount		Moody’s/S&P	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (60.9%):
	Federal Farm Credit Bank (2.8%):
$2,000,000	0.239%, 3/24/09+	Aaa/AAA	$1,999,863
5,000,000	0.68%, 8/13/09+	Aaa/AAA	5,000,000
10,000,000	0.77%, 8/27/09+	Aaa/AAA	10,000,000

			16,999,863

	Federal Home Loan Bank (10.1%):
5,200,000	2.40%, 2/05/09	Aaa/AAA	5,201,231
5,000,000	2.25%, 2/09/09	Aaa/AAA	5,001,208
1,920,000	2.76%, 2/11/09	Aaa/AAA	1,920,528
1,000,000	0.37%, 2/13/09+	Aaa/AAA	999,940
2,000,000	0.27%, 2/20/09+	Aaa/AAA	1,998,761
910,000	5.00%, 2/20/09	Aaa/AAA	912,157
10,000,000	2.65%, 2/27/09	Aaa/AAA	10,016,203
2,095,000	5.25%, 3/13/09	Aaa/AAA	2,106,385
20,000,000	0.44%, 3/18/09+	Aaa/AAA	20,001,478
5,500,000	2.50%, 3/30/09	Aaa/AAA	5,519,551
7,000,000	1.179%, 7/10/09+	Aaa/AAA	7,000,000

			60,677,442

	Federal Home Loan Bank, Discount Notes (8.6%):
4,200,000	0.20%, 2/23/09++	Aaa/AAA	4,199,487
10,000,000	0.11%, 3/02/09++	Aaa/AAA	9,999,114
1,200,000	0.21%, 3/13/09++	Aaa/AAA	1,199,720
6,000,000	0.15%, 3/16/09++	Aaa/AAA	5,998,925
15,000,000	0.20%, 3/24/09++	Aaa/AAA	14,995,750
10,000,000	0.30%, 3/31/09++	Aaa/AAA	9,995,167
5,000,000	0.36%, 4/28/09++	Aaa/AAA	4,995,700

			51,383,863

	Federal Home Loan Mortgage Corp. (6.1%):
500,000	3.75%, 2/09/09	Aaa/AAA	500,267
4,120,000	4.875%, 2/17/09	Aaa/AAA	4,128,260
10,000,000	4.75%, 3/05/09	Aaa/AAA	10,041,404
11,599,000	5.75%, 3/15/09	Aaa/AAA	11,673,854
5,000,000	0.336%, 4/07/09+	Aaa/AAA	4,999,451
5,000,000	2.75%, 6/05/09	Aaa/AAA	5,000,000

			36,343,236

	Federal Home Loan Mortgage Corp., Discount Notes (17.8%):
5,000,000	0.91%, 2/09/09++	Aaa/AAA	4,998,833
5,000,000	2.82%, 2/17/09++	Aaa/AAA	4,993,822
4,619,000	0.20%, 2/27/09++	Aaa/AAA	4,618,333
10,000,000	0.17%, 3/05/09++	Aaa/AAA	9,998,489
2,000,000	0.20%, 3/13/09++	Aaa/AAA	1,999,556
1,200,000	0.21%, 3/13/09++	Aaa/AAA	1,199,720
6,000,000	0.21%, 3/16/09++	Aaa/AAA	5,998,495
10,000,000	0.24%, 3/16/09++	Aaa/AAA	9,997,133
2,000,000	0.25%, 3/18/09++	Aaa/AAA	1,999,375
5,000,000	0.25%, 3/23/09++	Aaa/AAA	4,998,264
15,000,000	0.08%, 3/25/09++	Aaa/AAA	14,998,267
6,150,000	0.25%, 3/27/09++	Aaa/AAA	6,147,694
10,000,000	0.29%, 3/30/09++	Aaa/AAA	9,995,487
10,000,000	0.12%, 3/31/09++	Aaa/AAA	9,998,067
4,500,000	0.39%, 4/14/09++	Aaa/AAA	4,496,535
10,000,000	0.37%, 4/28/09++	Aaa/AAA	9,991,161

			106,429,231

	Federal National Mortgage Association (0.1%):
767,000	3.125%, 3/16/09	Aaa/AAA	769,493

			769,493

	Federal National Mortgage Association, Discount Notes (15.4%):
5,000,000	0.45%, 2/04/09++	Aaa/AAA	4,999,812
1,204,000	2.85%, 2/04/09++	Aaa/AAA	1,203,719
10,000,000	0.18%, 2/26/09++	Aaa/AAA	9,998,750
4,160,000	0.22%, 3/02/09++	Aaa/AAA	4,159,263
10,000,000	0.17%, 3/03/09++	Aaa/AAA	9,998,583
3,000,000	0.26%, 3/03/09++	Aaa/AAA	2,999,350
4,500,000	0.18%, 3/16/09++	Aaa/AAA	4,499,033
10,000,000	0.20%, 3/16/09++	Aaa/AAA	9,997,611
7,000,000	0.30%, 3/18/09++	Aaa/AAA	6,997,375
4,200,000	0.25%, 3/19/09++	Aaa/AAA	4,198,658
3,067,000	0.21%, 3/23/09++	Aaa/AAA	3,066,105
10,000,000	0.20%, 3/30/09++	Aaa/AAA	9,996,833
10,000,000	0.36%, 4/20/09++	Aaa/AAA	9,992,417
10,000,000	0.33%, 4/29/09++	Aaa/AAA	9,992,025

			92,099,534

Total U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $364,702,662)			364,702,662

REPURCHASE AGREEMENTS (33.8%):
104,000,000	Barclays Capital Tri-Party Repurchase Agreement, 0.25%, dated 1/30/09, due 2/02/09 in the amount of $104,002,167, collateralized by U.S. Government Agency security (Federal National Mortgage Association, 5.5%, 12/14/22) with a value including accrued interest of $106,080,905		104,000,000
98,600,000	Bank of America Tri-Party Repurchase Agreement, 0.25%, dated 1/30/09, due 2/02/09 in the amount of $98,602,054, collateralized by U.S. Government Agency securities (Federal Home Loan Mortgage Corp., 5%, 12/14/18; Federal Home Loan Mortgage Corp., 0%, 2/27/09) with a value including accrued interest of $100,572,590		98,600,000

Total REPURCHASE AGREEMENTS (Cost $202,600,000)			202,600,000

OTHER SHORT-TERM INVESTMENTS (6.8%):
70	Bank of New York Cash Sweep		70
26,000,000	Goldman Sachs Financial Square Government Fund — Inst Class		26,000,000
15,000,000	JPMorgan U.S. Government Money Market Fund — Inst Class		15,000,000

Total OTHER SHORT-TERM INVESTMENTS (Cost $41,000,070)			41,000,070

TOTAL INVESTMENTS (Cost $608,302,732) (a)		101.5%	608,302,732
Liabilities in excess of other assets		(1.5)%	(9,082,950)

NET ASSETS		100.0%	$599,219,782

Percentages indicated are based on net assets of $599,219,782.

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

+	Variable rate security. The rate presented is the rate in effect at January 31, 2009.

++	The rate presented is the effective yield at purchase.
See Notes to Portfolio of Investments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
     Level 1 — quoted prices in active markets for identical securities
     Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$41,000,070	$—
Level 2 - Other Significant Observable Inputs	567,302,662	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$608,302,732	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of October 31, 2008 and January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
January 31, 2009
     Securities of the Williams Capital Government Money Market Fund (the “Fund”) are valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

ITEM 2. CONTROLS AND PRODECURES.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Williams Capital Management Trust

By	/s/ Dail St. Claire

Dail St. Claire, President

Date	March 27, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher J. Williams

Christopher J. Williams, Treasurer

Date	March 27, 2009

By	/s/ Dail. St. Claire

Dail St. Claire, President

Date	March 27, 2009